S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 08, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign or sell the founder shares and private placement units, as summarized in the table below. In addition to the restrictions set forth below, up to 1,000,000 founder shares are subject to forfeiture to the extent the over-allotment option is not exercised; further, in the event of a transfer of membership interests by members of our sponsor or their affiliates, or by members of Southport Sponsor Management II LLC, the managing member of our sponsor, there will be an indirect transfer of the founder shares and private placement units held by our sponsor. Transfers of membership interests in our sponsor and in Southport Sponsor Management II, LLC, the managing member of our sponsor, which membership interests represent indirect economic interests in our founder shares and private placement units, are permitted by our officers and directors and by other members of each entity with the permission of the respective entity’s managing member. For more information, see “Principal Shareholders — Restrictions on Transfers of Founder Shares and Private Placement Units.”

	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Southport Acquisition Sponsor II LLC

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection

Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon the dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements. Transfers of membership interests in our sponsor and in Southport Sponsor Management II, LLC, the managing member of our sponsor, which membership interests represent indirect economic interests in our founder shares and private placement units, are permitted by such persons and by other members of each entity with the permission of the respective entity’s managing member.

	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private Placement Units (including underlying securities)	30 days after the completion of our initial business combination	Southport Acquisition Sponsor II LLC	Same as above, except CCM shall also be permitted to make the same type of transfers to their affiliates as the sponsor can make to its affiliates as described above.
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days from the date of this prospectus	Southport Acquisition Sponsor II LLC

We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representatives of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, Share Rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representatives in their sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Jeb Spencer	TVC Capital	Software focused, growth equity fund	Co-Founder and Managing Partner
Jared Stone	Entrada Legacy Partners LLC	Capital Investment	Managing Partner
	New Vintage Partners LLC	Investments	Advisory Team
Matthew Hansen	—	—	—
David Winfield	Winfield & Winfield Ltd	Professional Athlete and Business Consultant	CEO, Founder, President
	Proteus Motion Inc.	Fitness and sports technology company	Advisor
Cathleen Schreiner-Gates	—	—	—
John Aslanian	FirstClose Inc	Technology platform	Chief Revenue Officer
	Asian Tech LLC	Cleantech	Agent
Robert Katz	TripnetX, LLC	Research technology company	Co-Founder
	Sunbreak Family Holdings, LLC	Investment Holding	President